Other Current Assets and Other Current Financial Assets - Prepaid Expenses (Details) - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets [abstract]
Advances for inventories	$ 2,309	$ 1,826
Advertising and promotional expenses paid in advance	1,535	96
Advances to service suppliers	131	4
Prepaid leases	78	63
Prepaid insurance	262	674
Others	882	668
Current prepaid expenses	$ 5,197	$ 3,331